NET PREMIUMS EARNED, Gross Written Premiums by Insurance Type (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 3,355,573	S/ 2,860,457	S/ 2,859,739
Percentage of gross written premium		100.00%	100.00%	100.00%
Life Insurance [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	[1]	S/ 1,617,938	S/ 1,282,233	S/ 1,245,858
Percentage of gross written premium	[1]	48.22%	44.83%	43.57%
Percentage rate of breakdown of life insurance gross written premium		100.00%	100.00%	100.00%
Life Insurance [Member] | Credit Life [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 593,370	S/ 582,064	S/ 536,091
Percentage rate of breakdown of life insurance gross written premium		36.67%	45.39%	43.03%
Life Insurance [Member] | Disability And Survival [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	[2]	S/ 645,194	S/ 458,653	S/ 470,066
Percentage rate of breakdown of life insurance gross written premium	[2]	39.88%	35.77%	37.73%
Life Insurance [Member] | Individual Life [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	[3]	S/ 119,220	S/ 46,391	S/ 60,705
Percentage rate of breakdown of life insurance gross written premium	[3]	7.37%	3.62%	4.87%
Life Insurance [Member] | Group Life [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 150,777	S/ 129,315	S/ 128,656
Percentage rate of breakdown of life insurance gross written premium		9.32%	10.09%	10.33%
Life Insurance [Member] | Annuities [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 109,377	S/ 65,810	S/ 50,340
Percentage rate of breakdown of life insurance gross written premium		6.76%	5.13%	4.04%
General Insurance [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	[4]	S/ 1,137,302	S/ 1,016,522	S/ 1,065,718
Percentage of gross written premium	[4]	33.89%	35.53%	37.26%
Percentage rate of breakdown of general insurance gross written premium		100.00%	100.00%	100.00%
General Insurance [Member] | Automobile [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 334,939	S/ 339,306	S/ 357,796
Percentage rate of breakdown of general insurance gross written premium		29.45%	33.38%	33.57%
General Insurance [Member] | Fire and Allied Lines [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 311,048	S/ 271,380	S/ 293,392
Percentage rate of breakdown of general insurance gross written premium		27.35%	26.70%	27.53%
General Insurance [Member] | Theft and Robbery [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 110,815	S/ 88,751	S/ 110,395
Percentage rate of breakdown of general insurance gross written premium		9.74%	8.73%	10.36%
General Insurance [Member] | Technical Lines [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	[5]	S/ 63,792	S/ 59,370	S/ 70,364
Percentage rate of breakdown of general insurance gross written premium	[5]	5.61%	5.84%	6.60%
General Insurance [Member] | Third Party Liability [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 109,907	S/ 62,080	S/ 50,024
Percentage rate of breakdown of general insurance gross written premium		9.66%	6.11%	4.69%
General Insurance [Member] | Transport [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 58,300	S/ 42,758	S/ 44,368
Percentage rate of breakdown of general insurance gross written premium		5.13%	4.21%	4.16%
General Insurance [Member] | SOAT (Mandatory Automobile Line) [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 25,662	S/ 32,934	S/ 41,068
Percentage rate of breakdown of general insurance gross written premium		2.26%	3.24%	3.85%
General Insurance [Member] | Marine Hull [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 29,414	S/ 23,091	S/ 27,005
Percentage rate of breakdown of general insurance gross written premium		2.59%	2.27%	2.53%
General Insurance [Member] | Aviation [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 38,275	S/ 37,366	S/ 42,191
Percentage rate of breakdown of general insurance gross written premium		3.37%	3.68%	3.96%
General Insurance [Member] | Other [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 55,150	S/ 59,486	S/ 29,115
Percentage rate of breakdown of general insurance gross written premium		4.84%	5.84%	2.75%
Health Insurance [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	[6]	S/ 600,333	S/ 561,702	S/ 548,163
Percentage of gross written premium	[6]	17.89%	19.64%	19.17%
Health Insurance [Member] | Medical Assistance Services [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 519,800	S/ 483,100	S/ 464,700
Percentage of entity's revenue		86.59%	86.01%	84.78%

[1]	The breakdown of life insurance gross written premiums is as follows:
[2]	This item includes Complementary Work Risk Insurance (“SCTR” from its Spanish acronym).
[3]	Individual life insurance premiums include Investment Link insurance contracts.
[4]	General insurance gross written premiums consist of the following:
[5]	Technical lines include Contractor’s All Risk (CAR), Machinery breakdown, All Risk (EAR), Electronic equipment (EE), All Risk Contractor’s Equipment (ARCE).
[6]	Health insurance gross written premiums after adjustments include medical assistance which amounts to S/ 519.8 million as of December 31, 2021 (S/ 483.1 million and S/ 464.7 million as of December 31, 2020 and 2019, respectively) and represents 86.59 percent of this line of business as of December 31, 2021 ( 86.01 and 84.78 percent as of December 31, 2020 and 2019,respectively).